SIGNIFICANT ACCOUNTING POLICIES - Recent Accounting Pronouncements - DSS HOLDINGS L.P. AND SUBSIDIARIES (Details) - USD ($) $ in Millions	Jan. 01, 2019	Dec. 31, 2018
Balances without adoption of ASU 2014-09 | Dss Holdings L P Member
Revenue, Initial Application Period Cumulative Effect Transition [Line Items]
Retained Earnings (Accumulated Deficit)	$ 3.0	$ 2.5